Sale of Business - Summary of Goodwill Disposed Allocated to Operating Segments (Details) - Goodwill [member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Goodwill Disposed Allocated To Operating Segments Explanatory [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	$ 144,551
Sale of Business [member]
Disclosure Of Goodwill Disposed Allocated To Operating Segments Explanatory [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	144,551
U.S. Truckload | Sale of Business [member]
Disclosure Of Goodwill Disposed Allocated To Operating Segments Explanatory [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	141,056
Logistics | Sale of Business [member]
Disclosure Of Goodwill Disposed Allocated To Operating Segments Explanatory [Line Items]
Assets other than cash or cash equivalents in subsidiary or businesses acquired or disposed	$ 3,495